Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Commitments and contingencies
Commercial commitments	$ 14,100	$ 16,600
Operating Leases
Number of corrugated manufacturing plants leased | item	13
Number of distribution centers | item	60
Future minimum rental payments due under non-cancellable operating leases
2018	$ 45,812
2019	40,777
2020	35,349
2021	29,616
2022	24,510
Thereafter	97,802
Total	273,866
Rental expense under operating lease	51,000	$ 49,100	$ 36,000
Number of distribution and fulfillment centers | item		60
Letter of credit sub-facility
Commitments and contingencies
Amount drawn under letters of credit	$ 0